Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense [Abstract]
Federal	$ 20,904	$ 19,864	$ 22,046
State	1,524	1,647	2,386
Total current tax expense	22,428	21,511	24,432
Deferred tax expense	3,261	3,011	2,964
Total income tax expense	25,689	24,522	27,396
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(5,474)	(4,992)
Difference in reporting the allowance for loan losses, net	18,117	18,576
Other income or expense not yet reported for tax purposes	129	2,607
Depreciable assets	(638)	(796)
Net deferred tax asset at end of year	12,134	15,395	18,406
Net deferred tax asset at beginning of year	15,395	18,406
Deferred tax expense	3,261	3,011	$ 2,964
Deferred tax assets, unrealized losses on available-for-sale securities	4,400	3,000
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 339
Deferred tax assets, unrecognized overfunded position in company's pension and postretirement benefit plans		$ 193
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from [Abstract]
Tax exempt income	(0.10%)	(0.10%)	(0.10%)
State income tax (including alternative minimum tax), net of federal tax benefit	1.80%	1.80%	2.70%
Other items	0.90%	0.00%	0.70%
Effective income tax rate	37.60%	36.70%	38.30%
Unrecognized pre-tax benefit and changes in those benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	$ 213	$ 213
Change in unrecognized tax reserve		0
Decrease due to lapse in statute of limitations	(213)
Unrecognized tax benefit, ending balance	$ 0	$ 213	$ 213
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2013
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2016
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2013
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2016